DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Net losses recognized from currency transactions	$ (42)	$ 1,520	$ 1,272
Unrealized gain (loss) on forward contracts, net	482	(1,214)
Outstanding hedge transactions	17,245	33,711
Gain or loss on the derivative instruments of other comprehensive loss to cost of revenues	(474)	(503)
Gain or loss on the derivative instruments, other comprehensive loss to research and development expenses	(1,196)	(1,955)
Gain or loss on the derivative instruments, other comprehensive loss to sales and marketing expenses	(540)	(1,210)
Gain or loss on the derivative instruments, other comprehensive loss to general and administrative expenses	(440)	(509)
Non-designated hedge transactions	$ 12,459	$ 11,949